GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Mar. 31, 2026
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

13. GENERAL AND ADMINISTRATIVE EXPENSES

For the years ended March 31, 2026, 2025 and 2024, general and administrative expenses mainly included staff costs, transportation, amortization of right-of-use assets, depreciation expense for idle machinery, which was recognized under general and administrative expenses due to a decrease in active projects, allowance for expected credit loss, legal and professional fees, insurance, office and rental expenses, and other miscellaneous items. Expenses increased significantly in 2026 mainly due to higher legal and professional fees and increased allowance for expected credit loss.

	Year ended March 31,
	2024	2025	2026
	USD	USD	USD

Legal and professional fees	313,190	6,778,458	7,936,318
Depreciation	151,059	115,744	239,261
(Reversal of) Provision for credit loss	(22,522)	696,639	2,315,017
Office expenses	23,836	35,928	84,082
Others	80,689	106,878	121,338
Staff cost	504,763	692,455	611,790
Insurance	47,557	75,471	51,552
Transportation	237,822	344,376	448,916
	1,336,394	8,845,949	11,808,274